Reserves - Summary of Fair Value of Share Purchase Options (Detail) $ in Thousands	3 Months Ended						6 Months Ended
	Jun. 30, 2021 shares	Mar. 31, 2021 USD ($)	Mar. 31, 2021 $ / shares	Jun. 30, 2020 shares	Mar. 31, 2020 USD ($)	Mar. 31, 2020 $ / shares	Jun. 30, 2021 USD ($) yr shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 USD ($) yr shares	Jun. 30, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per option granted			$ 10.69			$ 5.57
Number of options issued during the period | shares	0			0
Total fair value of options issued | $		$ 3,000			$ 2,000
Black-Scholes Weighted Average Assumptions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and exercise price								$ 49.86		$ 33.47
Expected dividend yield							1.53%		1.78%
Expected volatility							35.00%		30.00%
Risk-free interest rate							0.51%		0.52%
Expected option life, in years | yr							3.0		2.5
Weighted average fair value per option granted								$ 10.69		$ 5.57
Number of options issued during the period | shares							317,560		451,110
Total fair value of options issued | $							$ 2,720		$ 1,807